UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21619

Nuveen Equity Premium Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium Income Fund (JPZ)
September 30, 2013

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.4%
	Common Stocks – 99.4% (5)
	Aerospace & Defense – 2.9%
40,566	Boeing Company	$ 4,766,505
44,474	Honeywell International Inc.	3,693,121
32,905	Raytheon Company	2,535,988
35,076	United Technologies Corporation	3,781,894
	Total Aerospace & Defense	14,777,508
	Air Freight & Logistics – 0.7%
38,709	United Parcel Service, Inc., Class B	3,536,841
	Airlines – 0.0%
3,957	United Continental Holdings Inc., (2)	121,519
	Auto Components – 0.2%
30,296	Cooper Tire & Rubber	933,117
	Automobiles – 0.9%
185,001	Ford Motor Company	3,120,967
8,800	General Motors Company, (2)	316,536
16,861	Harley-Davidson, Inc.	1,083,151
	Total Automobiles	4,520,654
	Beverages – 2.4%
156,685	Coca-Cola Company	5,935,228
14,723	Monster Beverage Corporation, (2)	769,277
72,442	PepsiCo, Inc.	5,759,139
	Total Beverages	12,463,644
	Biotechnology – 2.1%
40,799	Amgen Inc.	4,567,040
22,699	Celgene Corporation, (2)	3,494,057
47,374	Gilead Sciences, Inc., (2)	2,976,982
	Total Biotechnology	11,038,079
	Building Products – 0.2%
42,748	Masco Corporation	909,677
	Capital Markets – 2.1%
99,725	Charles Schwab Corporation	2,108,187
20,622	Goldman Sachs Group, Inc.	3,262,607
35,138	Legg Mason, Inc.	1,175,015
93,438	Morgan Stanley	2,518,154
38,635	Waddell & Reed Financial, Inc., Class A	1,988,930
	Total Capital Markets	11,052,893
	Chemicals – 2.4%
48,008	Dow Chemical Company	1,843,507
42,638	E.I. Du Pont de Nemours and Company	2,496,881
28,457	Eastman Chemical Company	2,216,800
22,507	Monsanto Company	2,349,056
53,293	Olin Corporation	1,229,470
60,403	RPM International, Inc.	2,186,589
	Total Chemicals	12,322,303
	Commercial Banks – 2.6%
33,724	Comerica Incorporated	1,325,690
16,998	HSBC Holdings PLC, Sponsored ADR	922,311
17,184	PNC Financial Services Group, Inc.	1,244,981
73,795	U.S. Bancorp	2,699,421
170,506	Wells Fargo & Company	7,045,308
	Total Commercial Banks	13,237,711
	Commercial Services & Supplies – 0.5%
3,549	Deluxe Corporation	147,851
40,642	Pitney Bowes Inc.	739,278
16,031	R.R. Donnelley & Sons Company	253,290
35,497	Waste Management, Inc.	1,463,896
	Total Commercial Services & Supplies	2,604,315
	Communications Equipment – 2.2%
14,156	ADTRAN, Inc.	377,116
3,408	Ciena Corporation, (2)	85,132
222,389	Cisco Systems, Inc.	5,208,350
11,034	JDS Uniphase Corporation, (2)	162,310
21,303	Motorola Solutions Inc.	1,264,972
63,509	QUALCOMM, Inc.	4,277,966
	Total Communications Equipment	11,375,846
	Computers & Peripherals – 3.7%
32,229	Apple, Inc.	15,365,176
67,332	Dell Inc.	927,162
108,453	EMC Corporation	2,772,059
	Total Computers & Peripherals	19,064,397
	Consumer Finance – 0.7%
23,246	American Express Company	1,755,538
32,690	Discover Financial Services	1,652,153
	Total Consumer Finance	3,407,691
	Containers & Packaging – 0.5%
3,177	Avery Dennison Corporation	138,263
37,972	Packaging Corp. of America	2,167,821
5,718	Sonoco Products Company	222,659
	Total Containers & Packaging	2,528,743
	Distributors – 0.4%
29,044	Genuine Parts Company	2,349,369
	Diversified Consumer Services – 0.0%
7,623	Apollo Group, Inc., Class A, (2)	158,635
	Diversified Financial Services – 4.5%
414,679	Bank of America Corporation	5,722,570
112,577	Citigroup Inc.	5,461,110
33,950	CME Group, Inc.	2,508,226
133,818	JPMorgan Chase & Co.	6,917,052
39,312	Leucadia National Corporation	1,070,859
40,722	New York Stock Exchange Euronext	1,709,510
	Total Diversified Financial Services	23,389,327
	Diversified Telecommunication Services – 3.1%
248,747	AT&T Inc.	8,412,624
24,804	CenturyLink Inc.	778,350
248,097	Frontier Communications Corporation	1,034,564
118,769	Verizon Communications Inc.	5,541,762
18,198	Windstream Holdings Inc.	145,584
	Total Diversified Telecommunication Services	15,912,884
	Electric Utilities – 1.4%
44,780	Duke Energy Corporation	2,990,408
27,323	Great Plains Energy Incorporated	606,571
38,092	OGE Energy Corp.	1,374,740
80,800	Pepco Holdings, Inc.	1,491,568
15,004	Southern Company	617,865
	Total Electric Utilities	7,081,152
	Electrical Equipment – 0.6%
28,305	Emerson Electric Company	1,831,334
14,553	Rockwell Automation, Inc.	1,556,298
	Total Electrical Equipment	3,387,632
	Electronic Equipment & Instruments – 0.3%
118,215	Corning Incorporated	1,724,757
	Energy Equipment & Services – 2.1%
6,964	Diamond Offshore Drilling, Inc.	433,996
18,452	Ensco International PLC, Class A, Sponsored ADR	991,795
75,115	Halliburton Company	3,616,787
16,059	Patterson-UTI Energy, Inc.	343,341
52,180	Schlumberger Limited	4,610,625
16,157	Tidewater Inc.	957,949
	Total Energy Equipment & Services	10,954,493
	Food & Staples Retailing – 1.3%
39,079	CVS Caremark Corporation	2,217,733
38,696	SUPERVALU INC., (2)	318,468
59,540	Wal-Mart Stores, Inc.	4,403,578
	Total Food & Staples Retailing	6,939,779
	Food Products – 1.1%
37,375	Kraft Foods Inc.	1,959,945
112,127	Mondelez International Inc.	3,523,030
	Total Food Products	5,482,975
	Gas Utilities – 1.1%
36,031	AGL Resources Inc.	1,658,507
12,516	Atmos Energy Corporation	533,056
22,995	National Fuel Gas Company	1,581,136
38,518	ONEOK, Inc.	2,053,780
	Total Gas Utilities	5,826,479
	Health Care Equipment & Supplies – 1.5%
72,041	Abbott Laboratories	2,391,041
4,460	Hologic Inc., (2)	92,099
3,342	Intuitive Surgical, Inc., (2)	1,257,494
78,706	Medtronic, Inc.	4,191,095
	Total Health Care Equipment & Supplies	7,931,729
	Health Care Providers & Services – 2.1%
6,002	Aetna Inc.	384,248
6,901	Brookdale Senior Living Inc., (2)	181,496
33,153	Express Scripts Holding Company, (2)	2,048,192
13,578	HCA Holdings Inc.	580,460
1,116	Henry Schein Inc., (2)	115,729
39,267	Kindred Healthcare Inc.	527,356
67,899	UnitedHealth Group Incorporated	4,862,247
25,221	Wellpoint Inc.	2,108,728
	Total Health Care Providers & Services	10,808,456
	Health Care Technology – 0.0%
228	Cerner Corporation, (2)	11,981
	Hotels, Restaurants & Leisure – 1.0%
22,200	Carnival Corporation	724,608
42,761	International Game Technology	809,466
2,272	Interval Leisure Group Inc.	53,687
39,308	McDonald’s Corporation	3,781,823
	Total Hotels, Restaurants & Leisure	5,369,584
	Household Durables – 0.9%
2,990	Garmin Limited	135,118
64,653	Newell Rubbermaid Inc.	1,777,958
13,864	Tupperware Corporation	1,197,434
11,356	Whirlpool Corporation	1,662,973
	Total Household Durables	4,773,483
	Household Products – 1.9%
29,756	Colgate-Palmolive Company	1,764,531
11,711	Kimberly-Clark Corporation	1,103,410
90,419	Procter & Gamble Company	6,834,772
	Total Household Products	9,702,713
	Industrial Conglomerates – 2.5%
35,764	3M Co.	4,270,579
367,915	General Electric Company	8,789,489
57	Siemens AG, Sponsored ADR	6,869
	Total Industrial Conglomerates	13,066,937
	Insurance – 2.4%
47,749	Allstate Corporation	2,413,712
8,871	Arthur J. Gallagher & Co.	387,219
36,694	Fidelity National Financial, Inc.	976,060
20,464	Hartford Financial Services Group, Inc.	636,840
13,665	Kemper Corporation	459,144
44,881	Lincoln National Corporation	1,884,553
63,707	Marsh & McLennan Companies, Inc.	2,774,440
35,546	Travelers Companies, Inc.	3,013,234
	Total Insurance	12,545,202
	Internet & Catalog Retail – 1.5%
14,883	Amazon.com, Inc., (2)	4,653,021
3,103	HSN, Inc.	166,383
2,786	Priceline.com Incorporated, (2)	2,816,507
	Total Internet & Catalog Retail	7,635,911
	Internet Software & Services – 2.8%
10,937	Akamai Technologies, Inc., (2)	565,443
49,259	eBay Inc., (2)	2,748,160
8,710	Google Inc., Class A, (2)	7,629,176
44,605	United Online, Inc.	355,948
5,616	ValueClick, Inc., (2)	117,094
10,002	VeriSign, Inc., (2)	509,002
71,826	Yahoo! Inc., (2)	2,381,750
	Total Internet Software & Services	14,306,573
	IT Services – 4.0%
1,600	Alliance Data Systems Corporation, (2)	338,352
34,359	Automatic Data Processing, Inc.	2,486,904
17,199	Cognizant Technology Solutions Corporation, Class A, (2)	1,412,382
32,696	Fidelity National Information Services	1,518,402
32,768	International Business Machines Corporation (IBM)	6,067,978
3,197	Lender Processing Services Inc.	106,364
5,819	MasterCard, Inc.	3,914,907
42,671	Paychex, Inc.	1,734,149
16,519	Visa Inc., Class A	3,156,781
	Total IT Services	20,736,219
	Leisure Equipment & Products – 0.5%
19,609	Polaris Industries Inc.	2,533,091
	Machinery – 2.4%
15,616	Caterpillar Inc.	1,301,906
15,272	Cummins Inc.	2,029,191
20,884	Deere & Company	1,699,749
13,600	Graco Inc.	1,007,216
13,107	Ingersoll-Rand PLC	851,169
16,893	Parker Hannifin Corporation	1,836,607
11,767	Snap-on Incorporated	1,170,817
5,979	SPX Corporation	506,063
12,948	Stanley Black & Decker Inc.	1,172,700
12,000	Timken Company	724,800
	Total Machinery	12,300,218
	Media – 3.4%
41,236	CBS Corporation, Class B	2,274,578
114,249	Comcast Corporation, Class A	5,158,342
6,400	DISH Network Corp, Class A	288,064
39,613	New York Times, Class A, (2)	497,935
2,025	News Corporation, Class B, (2)	33,271
35,396	Omnicom Group, Inc.	2,245,522
113,479	Regal Entertainment Group, Class A	2,153,831
73,604	The Walt Disney Company	4,746,722
8,100	Twenty-First Century Fox Inc., Class B	270,540
	Total Media	17,668,805
	Metals & Mining – 0.8%
88,284	Alcoa Inc.	716,866
29,074	Freeport-McMoRan Copper & Gold, Inc.	961,768
6,726	Newmont Mining Corporation	189,001
24,595	Nucor Corporation	1,205,647
32,749	Southern Copper Corporation	892,083
	Total Metals & Mining	3,965,365
	Multiline Retail – 1.1%
4,000	Family Dollar Stores, Inc.	288,080
36,680	Macy’s, Inc.	1,587,144
25,718	Nordstrom, Inc.	1,445,352
8,076	Sears Holding Corporation, (2)	481,653
26,723	Target Corporation	1,709,738
	Total Multiline Retail	5,511,967
	Multi-Utilities – 1.4%
40,212	Ameren Corporation	1,400,986
22,660	Consolidated Edison, Inc.	1,249,472
30,824	Integrys Energy Group, Inc.	1,722,753
15,734	Northwestern Corporation	706,771
60,347	Public Service Enterprise Group Incorporated	1,987,227
	Total Multi-Utilities	7,067,209
	Oil, Gas & Consumable Fuels – 8.1%
9,051	Cenovus Energy Inc.	270,172
72,213	Chevron Corporation	8,773,880
59,011	ConocoPhillips	4,101,855
39,168	CONSOL Energy Inc.	1,318,003
22,581	Continental Resources Inc., (2)	2,422,038
16,151	EnCana Corporation	279,897
20,469	EOG Resources, Inc.	3,464,992
152,804	Exxon Mobil Corporation	13,147,254
36,332	Occidental Petroleum Corporation	3,398,495
38,405	Phillips 66	2,220,577
4,626	Total SA, Sponsored ADR	267,938
63,848	Valero Energy Corporation	2,180,409
	Total Oil, Gas & Consumable Fuels	41,845,510
	Pharmaceuticals – 6.4%
72,041	AbbVie Inc.	3,222,394
111,190	Bristol-Myers Squibb Company	5,145,873
41,183	Eli Lilly and Company	2,072,740
98,400	Johnson & Johnson	8,530,296
132,433	Merck & Company Inc.	6,305,135
270,678	Pfizer Inc.	7,771,165
	Total Pharmaceuticals	33,047,603
	Professional Services – 0.1%
3,665	Manpower Inc.	266,592
6,949	Resources Connection, Inc.	94,298
	Total Professional Services	360,890
	Real Estate Investment Trust – 2.6%
96,573	Annaly Capital Management Inc.	1,118,315
39,521	Brandywine Realty Trust	520,887
44,183	CapLease Inc.	375,114
25,456	CommonWealth REIT	557,741
55,131	CubeSmart	983,537
15,432	Health Care REIT, Inc.	962,648
47,225	Healthcare Realty Trust, Inc.	1,091,370
45,684	Hospitality Properties Trust	1,292,857
88,469	Lexington Corporate Properties Trust	993,507
27,077	Liberty Property Trust	963,941
17,263	Medical Properties Trust Inc.	210,091
28,311	MFA Mortgage Investments, Inc.	210,917
26,716	Senior Housing Properties Trust	623,551
11,215	Sun Communities Inc.	477,983
25,238	Ventas Inc.	1,552,137
54,475	Weyerhaeuser Company	1,559,619
	Total Real Estate Investment Trust	13,494,215
	Road & Rail – 1.0%
17,765	Norfolk Southern Corporation	1,374,123
24,329	Union Pacific Corporation	3,779,267
	Total Road & Rail	5,153,390
	Semiconductors & Equipment – 2.3%
25,275	Analog Devices, Inc.	1,189,189
96,369	Applied Materials, Inc.	1,690,312
21,444	Broadcom Corporation, Class A	557,758
213,873	Intel Corporation	4,901,969
12,846	Intersil Holding Corporation, Class A	144,261
3,087	Lam Research Corporation, (2)	158,024
24,776	Microchip Technology Incorporated	998,225
27,856	NVIDIA Corporation	433,439
51,579	Texas Instruments Incorporated	2,077,086
	Total Semiconductors & Equipment	12,150,263
	Software – 3.7%
23,572	Adobe Systems Incorporated, (2)	1,224,330
18,599	Autodesk, Inc., (2)	765,721
304,276	Microsoft Corporation	10,135,434
146,688	Oracle Corporation	4,865,641
37,900	Salesforce.com, Inc., (2)	1,967,389
	Total Software	18,958,515
	Specialty Retail – 2.6%
18,330	Abercrombie & Fitch Co., Class A	648,332
41,497	American Eagle Outfitters, Inc.	580,543
21,475	Best Buy Co., Inc.	805,313
7,749	CST Brands Inc.	230,920
50,218	Home Depot, Inc.	3,809,035
36,675	L Brands Inc.	2,240,843
53,033	Lowe’s Companies, Inc.	2,524,901
472	Ross Stores, Inc.	34,362
13,465	Tiffany & Co.	1,031,688
28,637	TJX Companies, Inc.	1,614,840
	Total Specialty Retail	13,520,777
	Textiles, Apparel & Luxury Goods – 0.2%
7,159	Cherokee Inc.	93,139
3,766	VF Corporation	749,622
	Total Textiles, Apparel & Luxury Goods	842,761
	Thrifts & Mortgage Finance – 0.2%
36,703	Hudson City Bancorp, Inc.	332,162
60,610	New York Community Bancorp Inc.	915,817
	Total Thrifts & Mortgage Finance	1,247,979
	Tobacco – 2.0%
97,022	Altria Group, Inc.	3,332,706
66,206	Philip Morris International	5,732,778
20,787	Reynolds American Inc.	1,013,990
5,364	Vector Group Ltd.	86,368
	Total Tobacco	10,165,842
	Wireless Telecommunication Services – 0.0%
5,500	USA Mobility Inc.	77,880
	Total Long-Term Investments (cost $338,866,998)	513,903,488

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 3.7%
$ 19,031	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/13, repurchase price $19,030,509, collateralized by $19,610,000 U.S. Treasury Notes, 2.500%, due 8/15/23, value $19,413,900	0.000%	10/01/13	$ 19,030,509
	Total Short-Term Investments (cost $19,030,509)			19,030,509
	Total Investments (cost $357,897,507) – 103.1%			532,933,997
	Other Assets Less Liabilities – (3.1)% (3)			(15,866,604)
	Net Assets – 100%			$ 517,067,393

Investments in Derivatives as of September 30, 2013

Call Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (4)	Date	Price	Value (3)
(367)	S&P 500® Index	$ (60,555,000)	10/19/13	$ 1,650	$ (1,618,470)
(330)	S&P 500® Index	(55,275,000)	10/19/13	1,675	(859,650)
(351)	S&P 500® Index	(58,968,000)	10/19/13	1,680	(807,300)
(569)	S&P 500® Index	(96,730,000)	10/19/13	1,700	(694,180)
(406)	S&P 500® Index	(69,426,000)	10/19/13	1,710	(336,980)
(279)	S&P 500® Index	(46,732,500)	11/16/13	1,675	(1,037,880)
(375)	S&P 500® Index	(63,750,000)	11/16/13	1,700	(860,625)
(343)	S&P 500® Index	(59,167,500)	11/16/13	1,725	(437,325)
(3,020)	Total Call Options Written (premiums received $10,729,257)	$ (510,604,000)			$ (6,652,410)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 513,903,488	$ —	$ —	$ 513,903,488
Short-Term Investments:
Repurchase Agreements	—	19,030,509	—	19,030,509
Derivatives:
Call Options Written	(6,652,410)	—	—	(6,652,410)
Total	$ 507,251,078	$ 19,030,509	$ —	$ 526,281,587

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2013, the cost of investments (excluding investments in derivatives) was $358,309,751.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2013, were as follows:

Gross unrealized:
Appreciation				$ 208,914,846
Depreciation				(34,290,600)

Net unrealized appreciation (depreciation) of investments				$ 174,624,246

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(5)	The Fund may designate up to 100% of its common stock investments to cover outstanding call options written.
ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2013